________________________________________________________________________________________________________________________
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-23056

Ramius Archview Credit and
Distressed Fund

________________________________________________________________________________________________________________________
(Exact name of registrant as specified in charter)

599 Lexington Avenue, 19th Floor
New York, New York 10022

________________________________________________________________________________________________________________________
(Address of principal executive offices) ( Zip code)

Michael Benwitt
Ramius Advisors, LLC
New York, New York 10022
________________________________________________________________________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: (877) 672-6487

Date of fiscal year end: December 31

Date of reporting period: July 1, 2016 – June 30, 2017

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Proxy Voting Record

The following is the proxy voting record of the Ramius Archview Credit and Distressed Fund for the period ended June 30, 2017.

Postmedia Network Inc.

__________________________________________________________________________________________________________________

Meeting Date: 09/07/16	Meeting Type: Special	Ticker: N/A
Record Date: 08/05/16	CUSIP/Security ID: POSTMEAC2

Proposal Number	Proposal Text	Proponent	Mgmt Rec	Vote Instruction

1	Noteholder Resolution: Approve Plan of Recapitalization	Mgmt	For	For

2	Noteholder Resolution: Amend Shareholder Rights Plan	Mgmt	For	For

Navig8 Chemical Tankers Inc.

__________________________________________________________________________________________________________________

Meeting Date: 11/01/16	Meeting Type: Annual	Ticker: CHEMS
Record Date: 08/05/16	CUSIP/Security ID: Y6212R104

Proposal Number	Proposal Text	Proponent	Mgmt Rec	Vote Instruction

1a	Elect Thomas Jaggers as Director	Mgmt	For	Withhold

1b	Elect Nicolas Busch as Director	Mgmt	For	Withhold

1c	Elect Mathieu Guillemin as Director	Mgmt	For	Withhold

1d	Elect Guillaume Bayol as Director	Mgmt	For	Withhold

1e	Elect Alan Carr as Director	Mgmt	For	For

2	Ratify PricewaterhouseCoopers as Auditors	Mgmt	For	For

Genco Shipping & Trading Ltd.

__________________________________________________________________________________________________________________

Meeting Date: 01/04/17	Meeting Type: Special	Ticker: GNK
Record Date: 11/28/16	CUSIP/Security ID: Y2685T131

Proposal Number	Proposal Text	Proponent	Mgmt Rec	Vote Instruction

1	Approve Issuance of Shares for a Private Placement	Mgmt	For	For

2	Approve Increase in Size of Board	Mgmt	For	For

3	Adjourn Meeting	Mgmt	For	For

Postmedia Network Canada Corp.
__________________________________________________________________________________________________________________

Meeting Date: 01/12/17	Meeting Type: Annual/Special	Ticker: PNC.A
Record Date: 11/18/16	CUSIP/Security ID: 73752W502

Proposal Number	Proposal Text	Proponent	Mgmt Rec	Vote Instruction

1.1	Elect Director Paul Godfrey	Mgmt	For	For

1.2	Elect Director Wendy Henkelman	Mgmt	For	For

1.3	Elect Director Mary Junck	Mgmt	For	For

1.4	Elect Director David Pecker	Mgmt	For	For

1.5	Elect Director Rod Phillips	Mgmt	For	For

1.6	Elect Director Daniel Rotstein	Mgmt	For	For

1.7	Elect Director Graham Savage	Mgmt	For	For

1.8	Elect Director Peter Sharpe	Mgmt	For	For

2	Approve PricewaterhouseCoopers LLP as Auditors and Authorize Board to Fix Their Remuneration	Mgmt	For	For

3	Amend Option Plan	Mgmt	For	For

4	Amend Restricted Share Unit Plan	Mgmt	For	For

Punch Taverns plc

__________________________________________________________________________________________________________________

Meeting Date: 02/01/17	Meeting Type: Annual	Ticker: PUB
Record Date: 01/30/17	CUSIP/Security ID: GB00BPXRVT80

Proposal Number	Proposal Text	Proponent	Mgmt Rec	Vote Instruction

1	Accept Financial Statements and Statutory Reports	Mgmt	For	For

2	Reappoint KPMG LLP as Auditors	Mgmt	For	For

3	Authorise Board to Fix Remuneration of Auditors	Mgmt	For	For

4	Approve Remuneration Policy	Mgmt	For	For

5	Approve Remuneration Report	Mgmt	For	For

6	Authorise EU Political Donations and Expenditure	Mgmt	For	For

7	Re-elect Stephen Billingham as Director	Mgmt	For	For

8	Re-elect Duncan Garrood as Director	Mgmt	For	For

9	Re-elect Steve Dando as Director	Mgmt	For	For

10	Re-elect Angus Porter as Director	Mgmt	For	For

11	Re-elect John Allkins as Director	Mgmt	For	For

12	Elect Emma Fox as Director	Mgmt	For	For

13	Authorise Market Purchase of Ordinary Shares	Mgmt	For	For

14	Authorise the Company to Call General Meeting with Two Weeks' Notice	Mgmt	For	For

Punch Taverns plc

__________________________________________________________________________________________________________________

Meeting Date: 02/10/17	Meeting Type: Special	Ticker: PUB
Record Date: 02/08/17	CUSIP/Security ID: GB00BPXRVT80

Proposal Number	Proposal Text	Proponent	Mgmt Rec	Vote Instruction

1	Approve Final Cash Acquisition of Punch Taverns plc by Vine Acquisitions Limited	Mgmt	For	For

2	Approve Scheme of Arrangement	Mgmt	For	For

Lee Enterprises, Inc.

__________________________________________________________________________________________________________________

Meeting Date: 02/22/17	Meeting Type: Annual	Ticker: LEE
Record Date: 12/30/16	CUSIP/Security ID: 523768109

Proposal Number	Proposal Text	Proponent	Mgmt Rec	Vote Instruction

1.1	Elect Director Nancy S. Donovan	Mgmt	For	For

1.2	Elect Director Leonard J. Elmore	Mgmt	For	For

1.3	Elect Director Brent Magid	Mgmt	For	For

1.4	Elect Director Richard R. Cole	Mgmt	For	For

2	Ratify KPMG LLP as Auditors	Mgmt	For	For

3	Amend Non-Employee Director Restricted Stock Plan	Mgmt	For	For

4	Amend Executive Incentive Bonus Plan	Mgmt	For	For

5	Advisory Vote to Ratify Named Executive Officers' Compensation	Mgmt	For	For

6	Advisory Vote on Say on Pay Frequency	Mgmt	For	For

Tanker Investments Ltd.

__________________________________________________________________________________________________________________

Meeting Date: 04/07/17	Meeting Type: Annual	Ticker: TIL
Record Date: 03/10/17	CUSIP/Security ID: MHY849271058

Proposal Number	Proposal Text	Proponent	Mgmt Rec	Vote Instruction

1a	Re-Elect Director Tim Gravely	Mgmt	For	For

1b	Re-Elect Director Alan Carr	Mgmt	For	For

1c	Re-Elect Director Ovind Solvang	Mgmt	For	For

2	Approve Remuneration of Directors	Mgmt	For	For

3	Transact Other Business (Voting)	Mgmt	For	For

American Shipping Company ASA

__________________________________________________________________________________________________________________

Meeting Date: 04/26/17	Meeting Type: Annual	Ticker: AMSC
Record Date:	CUSIP/ISIN: 9EQ0VJO51

Proposal Number	Proposal Text	Proponent	Mgmt Rec	Vote Instruction

1	Open Meeting; Approve Notice of Meeting and Agenda	Mgmt	For	For

2	Designate Inspector(s) of Minutes of Meeting	Mgmt	For	For

3	Presentation of Business Activities	Mgmt	For	For

4	Accept Financial Statements and Statutory Reports	Mgmt	For	For

5a	Approve Advisory Remuneration Policy And Other Terms of Employment For Executive Management	Mgmt	For	For

5b	Approve Binding Remuneration Policy And Other Terms of Employment For Executive Management	Mgmt	For	For

7	Approve Remuneration of Directors in the Amount of NOK 465,000 for Chairman, and NOK 360,000 to Other Directors	Mgmt	For	For

8	Approve Remuneration of Nomination Committee Members	Mgmt	For	For

9	Approve Remuneration of Auditors	Mgmt	For	For

10	Reelect Annette Justad as Director	Mgmt	For	For

11	Reelect Arild Frick as Member of Nominating Committee	Mgmt	For	For

12	Authorize the Board to Pay Dividends	Mgmt	For	For

13	Authorize Share Repurchase Program in Connection with Incentive Schemes	Mgmt	For	Against

14	Authorize Share Repurchase Program and Cancellation of Repurchased Shares	Mgmt	For	Against

15	Authorize Share Repurchase Program	Mgmt	For	Against

16	Approve Creation of NOK 60.6 Million Pool of Capital without Preemptive Rights	Mgmt	For	Against

Gener8 Maritime, Inc.

__________________________________________________________________________________________________________________

Meeting Date: 05/16/17	Meeting Type: Annual	Ticker: GNRT
Record Date: 03/20/17	CUSIP: MHY268891089

Proposal Number	Proposal Text	Proponent	Mgmt Rec	Vote Instruction

1.1	Elect Director Roger Schmitz	Mgmt	For	Withhold

1.2	Elect Director Steven D. Smith	Mgmt	For	Withhold

2	Ratify Deloitte and Touche LLP as Auditors	Mgmt	For	For

Genco Shipping & Trading Ltd.

__________________________________________________________________________________________________________________

Meeting Date: 05/17/17	Meeting Type: Annual	Ticker: GNK
Record Date: 03/20/17	CUSIP/Security ID: Y2685T131

Proposal Number	Proposal Text	Proponent	Mgmt Rec	Vote Instruction

1.1	Elect Director Arthur L. Regan	Mgmt	For	For

1.2	Elect Director John Brantl	Mgmt	For	For

1.3	Elect Director James G. Dolphin	Mgmt	For	For

1.4	Elect Director Kathleen C. Haines	Mgmt	For	For

1.5	Elect Director Kevin Mahony	Mgmt	For	For

1.6	Elect Director Christoph Majeske	Mgmt	For	For

1.7	Elect Director Basil G. Mavroleon	Mgmt	For	For

1.8	Elect Director Jason Scheir	Mgmt	For	For

1.9	Elect Director Bao D. Truong	Mgmt	For	For

2	Amend Omnibus Stock Plan	Mgmt	For	For

3	Ratify Deloitte & Touche LLP Auditors	Mgmt	For	For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Ramius Archview Credit and Distressed Fund

By (Signature and Title)*	/s/ Michael Benwitt
Michael Benwitt, Secretary

Date	August 22, 2017